Long-Term Investments (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 16, 2021 USD ($)	Sep. 16, 2021 HKD ($)	Feb. 03, 2021 USD ($)	Feb. 03, 2021 CNY (¥)
Long-Term Investments (Details) [Line Items]
Impairment loss	$ 85,326	$ 102,155
Cash consideration				$ 157,464	$ 1.2	$ 83,228	¥ 540
Shenzhen Huaqin Robotics Co., Ltd. [Member]
Long-Term Investments (Details) [Line Items]
Impairment loss	32,744
Shier [Member]
Long-Term Investments (Details) [Line Items]
Impairment loss	$ 52,582
Equity interest percentage						35.00%	35.00%
Fuson [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage				35.02%	35.02%